File No. 333-41734

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 447
             BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 4
                 E-BUSINESS PORTFOLIO, SERIES 4
              E-INFRASTRUCTURE PORTFOLIO, SERIES 3
                FIBER OPTICS PORTFOLIO, SERIES 3
            GENOMICS & PROTEOMICS PORTFOLIO, SERIES 3
              GLOBAL TECHNOLOGY PORTFOLIO, SERIES 2
                SEMICONDUCTOR PORTFOLIO, SERIES 5
             WORLD WIDE WIRELESS PORTFOLIO, SERIES 3
                      (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          First Trust Portfolios, L.P. CHAPMAN AND CUTLER
          Attn:  James A. Bowen        Attn:  Eric F. Fess
          1001 Warrenville Road        111 West Monroe Street
          Lisle, Illinois  60532       Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  October 31, 2002
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                   FT 447
                   BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 4
                               3,724,250 UNITS


PROSPECTUS
Part One
Dated October 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 447, Bandwidth Solutions Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies which are focusing on bandwidth technologies. At September 3, 2002, each Unit represented a 1/3,724,250 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part
Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At September 3, 2002, the Public Offering Price per Unit was $.827 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                   Sponsor

                                    FT 447
                   BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 4
           SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 3, 2002

    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                     Evaluator: First Trust Advisors L.P.
                         Trustee: JPMorgan Chase Bank

GENERAL INFORMATION


Number of Units                                                      3,724,250
Fractional Undivided Interest in the Trust per Unit                1/3,724,250
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $3,084,934
   Aggregate Value of Securities per Unit                                $.828
   Income and Principal cash (overdraft) in the Portfolio           $(109,371)
   Income and Principal cash (overdraft) per Unit                      $(.029)
   Sales Charge 3.520% (3.4% of Public Offering Price,
     including Income and Principal Cash)                                $.028
   Public Offering Price per Unit                                        $.827
Redemption Price and Sponsor Repurchase Price per Unit
   ($.028 less than the Public Offering Price per Unit)                  $.799

Date Trust Established                                           July 26, 2000
Mandatory Termination Date                                       July 15, 2005

Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and Development Fee: 0.35% of daily average net assets, maximum of 2.85% of a unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 447,
Bandwidth Solutions Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 447, Bandwidth Solutions Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of June 30, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 447, Bandwidth Solutions Portfolio, Series 4, at June 30, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
October 14, 2002

                                    FT 447
                   BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 4

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2002



ASSETS

Securities, at fair value (cost, $25,299,637)                    $  3,819,406
Dividends receivable                                                    1,604
Receivable from investment transactions                                49,291
                                                                 ------------
TOTAL ASSETS                                                     $  3,870,301
                                                                 ============
LIABILITIES AND NET ASSETS

Accrued liabilities                                              $     18,729
Cash overdraft                                                          7,774
Unit redemptions payable                                               49,692
                                                                 ------------
TOTAL LIABILITIES                                                      76,195
                                                                 ------------

Net assets, applicable to 3,902,864 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            25,299,637
   Net unrealized appreciation (depreciation)                     (21,480,231)
   Distributable funds (deficit)                                    2,132,468
   Less deferred sales charge                                      (2,074,571)
   Less organization costs                                            (83,197)
                                                                 ------------
                                                                    3,794,106
                                                                 ------------
TOTAL LIABILITIES AND NET ASSETS                                 $  3,870,301
                                                                 ============
Net asset value per unit                                         $       .972
                                                                 ============

See notes to financial statements.

                                    FT 447
                   BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 4

                           SCHEDULE OF INVESTMENTS

                                June 30, 2002


   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  COMMUNICATIONS SERVICES - 30%
                  -----------------------
   18,362         Level 3 Communications, Inc.                      $   54,168
   27,719         Qwest Communications International, Inc.              77,613
   32,391         SBC Communications Inc.                              987,925
    1,249(4)      WorldCom, Inc. - MCI Group                               575
   30,882(4)      WorldCom, Inc. - WorldCom Group                        7,103

                  COMMUNICATIONS EQUIPMENT - 8%
                  ------------------------
   30,652         ADC Telecommunications, Inc.                          70,193
      308(2)      Agere Systems Inc. (Class A)                             431
    7,582(2)      Agere Systems Inc. (Class B)                          11,373
    2,365         Avaya Inc.                                            11,707
   28,061(2)      Lucent Technologies, Inc.                             46,581
   17,663(3)      Nortel Networks Corporation                           25,611
   20,979         Tellabs, Inc.                                        130,070

                  FIBER OPTICS - 3%
                  ------------
   16,197         Corning Incorporated                                  57,499
   10,871         JDS Uniphase Corporation                              29,026
   10,150         Sycamore Networks, Inc.                               39,179

                  NETWORKING PRODUCTS - 10%
                  -------------------
   20,994         Cisco Systems, Inc.                                  292,866
    8,954         Juniper Networks, Inc.                                50,590
   10,282         Redback Networks, Inc.                                18,405

                  SEMICONDUCTORS - 8%
                  --------------
   16,701         Applied Micro Circuits Corporation                    78,996
    6,144         Broadcom Corporation (Class A)                       107,766
    6,846(3)      PMC-Sierra, Inc.                                      63,462
   21,632         Vitesse Semiconductor Corporation                     67,276

                  WIRELESS COMMUNICATIONS - 42%
                  -----------------------
   70,089         L.M. Ericsson AB (ADR)                               100,928
   38,228         Motorola, Inc.                                       551,248
   25,607         Nokia Oy (ADR)                                       370,789
   20,663         QUALCOMM, Incorporated                               568,026
                                                                    ----------
                  Total investments (total cost $25,299,637) - 101% $3,819,406
                                                                    ==========

                                    FT 447
                   BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 4

                     SCHEDULE OF INVESTMENTS (continued)

                                June 30, 2002






(1)   Percentages are calculated based on net assets.

(2) In June 2002, Lucent Technologies Inc. ("Lucent") spun off Agere Systems Inc. issuing Class A ("Agere A") and Class B ("Agere B") shares. Each shareholder of Lucent received .0108 shares of Agere A and .2646 shares of Agere B for each share of Lucent held.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.

(4) On July 1, 2002, the Trust sold all of its shares in WorldCom, Inc. - WorldCom Group and WorldCom, Inc. - MCI Group.

















See notes to financial statements.

                                    FT 447
                   BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 4

                           STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001

Dividend income (net of foreign taxes withheld
   of $1,985 and $4,987 in 2002 and 2001,
   respectively)                                $     57,718     $     63,600

Expenses:
   Trustee and other service fees                    (55,564)         (55,173)
   Evaluator's fees                                  (11,552)         (13,156)
   Supervisory fees                                  (14,208)         (16,220)
   Creation and development fees                     (29,563)         (73,882)
   Administrative fees                                (5,072)          (6,951)
   Tax reporting fee                                  (7,500)               -
   Other expenses                                    (20,000)               -
                                                -------------------------------
   Total expenses                                   (143,459)        (165,382)
                                                -------------------------------
     Investment income (loss) - net                  (85,741)        (101,782)

Net gain (loss) on investments:
   Net realized gain (loss)                      (10,058,793)      (6,763,712)
   Change in net unrealized appreciation
     (depreciation)                                3,254,132      (24,734,363)
                                                -------------------------------
                                                  (6,804,661)     (31,498,075)
                                                -------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $ (6,890,402)    $(31,599,857)
                                                ===============================


See notes to financial statements.

                                    FT 447
                   BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 4

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 26, 2000
                                                    Year ended  (Initial Date of
                                                     June 30,      Deposit) to
                                                       2002       June 30, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net               $    (85,741)    $   (101,782)
   Net realized gain (loss) on investments       (10,058,793)      (6,763,712)
   Change in net unrealized appreciation
     (depreciation) on investments                 3,254,132      (24,734,363)
                                                -------------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (6,890,402)     (31,599,857)
                                                -------------------------------

Units issued                                               -       49,999,329
   Deferred sales charge                                   -       (2,069,437)
   Organization costs                                 (9,800)         (73,057)
                                                -------------------------------
   Total                                              (9,800)      47,856,835
                                                -------------------------------

Unit redemptions                                  (2,875,902)      (2,173,444)

Distributions to unit holders:
   Investment income - net                                 -                -
   Principal from investment transactions                  -         (657,333)
                                                -------------------------------
   Total distributions                                     -         (657,333)
                                                -------------------------------
Total increase (decrease) in net assets           (9,776,104)      13,426,201

Net assets:
   Beginning of the period                        13,570,210          144,009
                                                -------------------------------
   End of the period                            $  3,794,106     $ 13,570,210
                                                ===============================
Distributable funds (deficit) at end
   of the period                                $ 2,132,468      $  2,118,698
                                                ===============================
Trust units:
   Beginning of the period                         5,621,317           15,099
   Issued                                                  -        6,288,275
   Redemptions                                    (1,718,453)        (682,057)
                                                ------------------------------
   End of the period                               3,902,864        5,621,317
                                                ==============================
See notes to financial statements.

                                    FT 447
                   BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 4

                        NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 447, Bandwidth Solutions Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies which are focusing on bandwidth technologies.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per Unit, an annual fee to the Evaluator of $.0030 per Unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per Unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $83,197, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective July 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation
(depreciation)

An analysis of net unrealized appreciation (depreciation) at June 30, 2002 follows:


               Unrealized depreciation                        $(21,480,231)
               Unrealized appreciation                                   -
                                                              -------------
                                                              $(21,480,231)
                                                              =============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per Unit which was paid to the Sponsor over a five-month period ended June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001


Dividend income                                      $  .012         $ .014
Expenses                                               (.030)         (.036)
                                                     -----------------------
     Investment income (loss) - net                    (.018)         (.022)

Distributions to unit holders:
   Investment income - net                                -              -
   Principal from investment transactions                 -           (.118)

Net gain (loss) on investments                        (1.424)        (6.984)
                                                     -----------------------
     Total increase (decrease) in net assets          (1.442)        (7.124)

Net assets:
   Beginning of the period                             2.414          9.538
                                                     -----------------------

   End of the period                                 $  .972         $ 2.414
                                                     =======================

Total return                                         (59.73)%
Ratio of total expenses to average net assets          1.77%
Ratio of net investment income (loss) to
   average net assets                                 (1.06)%

                                    FT 447
                   BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 4

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                               ---------------
                             P R O S P E C T U S
                               ---------------


                  SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                       1001 Warrenville Road
                                       Lisle, Illinois  60532
                                       (800) 621-1675

                  TRUSTEE:             JPMorgan Chase Bank
                                       4 Chase MetroTech Center, 3rd Floor
                                       Brooklyn, New York  11245

                  LEGAL COUNSEL        Chapman and Cutler
                  TO SPONSOR:          111 West Monroe Street
                                       Chicago, Illinois  60603

                  LEGAL COUNSEL        Carter, Ledyard & Milburn
                  TO TRUSTEE:          2 Wall Street
                                       New York, New York  10005

                  INDEPENDENT          Deloitte & Touche LLP
                  AUDITORS:            180 North Stetson Avenue
                                       Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 447
                        E-BUSINESS PORTFOLIO, SERIES 4
                                479,286 UNITS





PROSPECTUS
Part One
Dated October 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 447, e-Business Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to those companies transacting business on the Web. At September 3, 2002, each Unit represented a 1/479,286 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At September 3, 2002, the Public Offering Price per Unit was $1.272 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                   Sponsor

                                    FT 447
                        E-BUSINESS PORTFOLIO, SERIES 4
           SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 3, 2002

    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                     Evaluator: First Trust Advisors L.P.
                         Trustee: JPMorgan Chase Bank



GENERAL INFORMATION


Number of Units                                                        479,286
Fractional Undivided Interest in the Trust per Unit                  1/479,286
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $619,293
   Aggregate Value of Securities per Unit                               $1.292
   Income and Principal cash (overdraft) in the Portfolio            $(30,235)
   Income and Principal cash (overdraft) per Unit                      $(.063)
   Sales Charge 3.520% (3.4% of Public Offering Price,
     including Income and Principal Cash)                                $.043
   Public Offering Price per Unit                                       $1.272
Redemption Price and Sponsor Repurchase Price per Unit
   ($.043 less than the Public Offering Price per Unit)                 $1.229

Date Trust Established                                           July 26, 2000
Mandatory Termination Date                                       July 15, 2005

Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and Development Fee: 0.35% of daily average net assets, maximum of 2.85% of a unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 447,
e-Business Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 447, e-Business Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of June 30, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 447, e-Business Portfolio, Series 4, at June 30, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
October 14, 2002

                                    FT 447
                        E-BUSINESS PORTFOLIO, SERIES 4

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2002

ASSETS

Securities, at fair value (cost, $3,478,998)                      $   711,247
Receivable from investment transactions                                10,256
                                                                  -----------
TOTAL ASSETS                                                      $   721,503
                                                                  ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $     3,880
Cash overdraft                                                         10,787
Unit redemptions payable                                                1,458
                                                                  -----------
TOTAL LIABILITIES                                                      16,125
                                                                  -----------
Net assets, applicable to 506,069 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             3,478,998
   Net unrealized appreciation (depreciation)                      (2,767,751)
   Distributable funds (deficit)                                      358,829
   Less deferred sales charge                                        (342,610)
   Less organization costs                                            (22,088)
                                                                  -----------
                                                                      705,378
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $   721,503
                                                                  ===========
Net asset value per unit                                          $     1.394
                                                                  ===========


See notes to financial statements.

                                    FT 447
                        E-BUSINESS PORTFOLIO, SERIES 4

                           SCHEDULE OF INVESTMENTS

                                June 30, 2002



   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  PORTALS- 20%
                  -------
    3,174         AOL Time Warner, Inc.                               $ 46,690
    1,670         Ariba, Inc.                                            5,327
    4,204         Commerce One, Inc.                                     1,598
   11,909         WebMD Corporation                                     67,048
    1,320         Yahoo! Inc.                                           19,483

                  INFRASTRUCTURE - 39%
                  --------------
    2,316         Art Technology Group, Inc.                             2,339
    3,412         BEA Systems, Inc.                                     32,448
    5,333         BroadVision, Inc.                                      1,653
    2,292(2)      Check Point Software Technologies Ltd.                31,080
    2,522         Microsoft Corporation                                137,953
    2,587(2)      Nortel Networks Corporation                            3,751
    3,493         Portal Software, Inc.                                  2,620
    2,249         Siebel Systems, Inc.                                  31,981
    1,967         TIBCO Software, Inc.                                  10,937
    1,081         VeriSign, Inc.                                         7,772
    4,586         Vignette Corporation                                   9,034
      156(3)      WorldCom, Inc. - MCI Group                                72
    4,385(3)      WorldCom, Inc. - WorldCom Group                        1,009

                  PROCUREMENT - 42%
                  -----------
    2,711         Cisco Systems, Inc.                                   37,818
    3,729         Dell Computer Corporation                             97,476
    2,986         i2 Technologies, Inc.                                  4,419
    1,591         International Business Machines Corporation          114,552
    4,666         Oracle Corporation                                    44,187
                                                                      ---------
                  Total investments (total cost $3,478,998) - 101%    $711,247
                                                                      =========

                                    FT 447
                        E-BUSINESS PORTFOLIO, SERIES 4

                     SCHEDULE OF INVESTMENTS (continued)

                                June 30, 2002






(1)   Percentages are calculated based on net assets.

(2) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.

(3) On July 1, 2002, the Trust sold all of its shares in WorldCom, Inc. - WorldCom Group and WorldCom, Inc. - MCI Group.










See notes to financial statements.

                                    FT 447
                        E-BUSINESS PORTFOLIO, SERIES 4

                           STATEMENTS OF OPERATIONS




                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001

Dividend income (net of foreign taxes withheld
   $35 in 2001)                                  $     1,602      $     1,457

Expenses:
   Trustee and other service fees                     (9,868)          (9,099)
   Evaluator's fees                                   (1,681)          (2,106)
   Supervisory fees                                   (2,076)          (2,593)
   Creation and development fees                      (5,107)         (11,462)
   Administrative fees                                  (722)          (1,110)
   Other expenses                                     (5,415)               -
                                                 -----------------------------
   Total expenses                                    (24,869)         (26,370)
                                                 -----------------------------
     Investment income (loss) - net                  (23,267)         (24,913)

Net gain (loss) on investments:
   Net realized gain (loss)                       (1,726,702)      (1,229,249)
   Change in net unrealized appreciation
     (depreciation)                                  554,336       (3,322,087)
                                                 -----------------------------
                                                  (1,172,366)      (4,551,336)
                                                 -----------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(1,195,633)     $(4,576,249)
                                                 =============================


See notes to financial statements.

                                    FT 447
                        E-BUSINESS PORTFOLIO, SERIES 4

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 26, 2000
                                                    Year ended  (Initial Date of
                                                     June 30,      Deposit) to
                                                       2002       June 30, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $   (23,267)     $   (24,913)
   Net realized gain (loss) on investments        (1,726,702)      (1,229,249)
   Change in net unrealized appreciation
     (depreciation) on investments                   554,336       (3,322,087)
                                                 ------------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (1,195,633)      (4,576,249)
                                                 ------------------------------

Units issued                                               -        8,036,832
   Deferred sales charge                                   -         (337,420)
   Organization costs                                      -          (21,745)
                                                 ------------------------------
   Total                                                   -        7,677,667
                                                 ------------------------------

Unit redemptions                                    (708,544)        (637,440)

Distributions to unit holders:
   Investment income - net                                 -                -
   Principal from investment transactions                  -                -
                                                 ------------------------------
   Total distributions                                     -                -
                                                 ------------------------------
Total increase (decrease) in net assets           (1,904,177)       2,463,978

Net assets:
   Beginning of the period                         2,609,555          145,577
                                                 ------------------------------
   End of the period                             $   705,378      $ 2,609,555
                                                 ==============================
Distributable funds (deficit) at end
  of the period                                  $   358,829      $   360,941
                                                 ==============================
Trust units:
   Beginning of the period                           827,463           15,264
   Issued                                                  -          992,411
   Redemptions                                      (321,394)        (180,212)
                                                 -----------------------------
   End of the period                                 506,069          827,463
                                                 =============================
See notes to financial statements.

                                    FT 447
                        E-BUSINESS PORTFOLIO, SERIES 4

                        NOTES TO FINANCIAL STATEMENTS





1.   Organization

FT 447, e-Business Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to those companies transacting business on the Web.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $22,088, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective July 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation
(depreciation)

An analysis of net unrealized appreciation (depreciation) at June 30, 2002 follows:


               Unrealized depreciation                         $(2,767,751)
               Unrealized appreciation                                   -
                                                               ------------
                                                               $(2,767,751)
                                                               ============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001

Dividend income                                      $  .002        $  .002
Expenses                                               (.038)         (.037)
                                                     -----------------------
     Investment income (loss) - net                    (.036)         (.035)

Distributions to unit holders:
   Investment income - net                                -              -
   Principal from investment transactions                 -              -

Net gain (loss) on investments                        (1.724)        (6.348)
                                                     -----------------------
     Total increase (decrease) in net assets          (1.760)        (6.383)

Net assets:
   Beginning of the period                             3.154          9.537
                                                     -----------------------

   End of the period                                  $1.394        $ 3.154
                                                     =======================

Total return                                         (55.80)%
Ratio of total expenses to average net assets          1.67%
Ratio of net investment income (loss) to
   average net assets                                 (1.58)%

                                    FT 447
                        E-BUSINESS PORTFOLIO, SERIES 4

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                               ---------------
                             P R O S P E C T U S
                               ---------------


                  SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                      1001 Warrenville Road
                                      Lisle, Illinois  60532
                                      (800) 621-1675

                  TRUSTEE:            JPMorgan Chase Bank
                                      4 Chase MetroTech Center, 3rd Floor
                                      Brooklyn, New York  11245

                  LEGAL COUNSEL       Chapman and Cutler
                  TO SPONSOR:         111 West Monroe Street
                                      Chicago, Illinois  60603

                  LEGAL COUNSEL       Carter, Ledyard & Milburn
                  TO TRUSTEE:         2 Wall Street
                                      New York, New York  10005

                  INDEPENDENT         Deloitte & Touche LLP
                  AUDITORS:           180 North Stetson Avenue
                                      Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 447
                     E-INFRASTRUCTURE PORTFOLIO, SERIES 3
                               1,059,878 UNITS


PROSPECTUS
Part One
Dated October 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 447, e-Infrastructure Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which provide the infrastructure which helped build the Internet. At September 3, 2002, each Unit represented a 1/1,059,878 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At September 3, 2002, the Public Offering Price per Unit was $.917 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                   Sponsor

                                    FT 447
                     E-INFRASTRUCTURE PORTFOLIO, SERIES 3
           SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 3, 2002

    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                     Evaluator: First Trust Advisors L.P.
                         Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                      1,059,878
Fractional Undivided Interest in the Trust per Unit                1/1,059,878
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                     $963,178
   Aggregate Value of Securities per Unit                                $.909
   Income and Principal cash (overdraft) in the Portfolio            $(24,209)
   Income and Principal cash (overdraft) per Unit                      $(.023)
   Sales Charge 3.520% (3.4% of Public Offering Price,
     including Income and Principal Cash)                                $.031
   Public Offering Price per Unit                                        $.917
Redemption Price and Sponsor Repurchase Price per Unit
   ($.031 less than the Public Offering Price per Unit)                  $.886

Date Trust Established                                           July 26, 2000
Mandatory Termination Date                                       July 15, 2005

Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and Development Fee: 0.35% of daily average net assets, maximum of 2.85% of a unit holder's initial investment.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 447,
e-Infrastructure Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 447, e-Infrastructure Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of June 30, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 447, e-Infrastructure Portfolio, Series 3, at June 30, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
October 14, 2002

                                    FT 447
                     E-INFRASTRUCTURE PORTFOLIO, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2002


ASSETS

Securities, at fair value (cost, $6,616,553)                       $1,126,798
Dividends receivable                                                      474
                                                                   ----------
TOTAL ASSETS                                                       $1,127,272
                                                                   ==========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    6,303
Cash overdraft                                                          2,250
Unit redemptions payable                                                3,566
                                                                   ----------
TOTAL LIABILITIES                                                      12,119
                                                                   ----------
Net assets, applicable to 1,117,168 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             6,616,553
   Net unrealized appreciation (depreciation)                      (5,489,755)
   Distributable funds (deficit)                                      591,829
   Less deferred sales charge                                        (573,582)
   Less organization costs                                            (29,892)
                                                                   ----------
                                                                    1,115,153
                                                                   ----------
TOTAL LIABILITIES AND NET ASSETS                                   $1,127,272
                                                                   ==========
Net asset value per unit                                           $     .998
                                                                   ==========


See notes to financial statements.

                                    FT 447
                     E-INFRASTRUCTURE PORTFOLIO, SERIES 3

                           SCHEDULE OF INVESTMENTS

                                June 30, 2002


   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  ACCESS/INFORMATION PROVIDERS- 2%
                  ----------------------------
    6,545         Qwest Communications                               $  18,326
      281(4)      WorldCom Inc. - MCI Group                                129
    7,343(4)      WorldCom Inc. - WorldCom Group                         1,689

                  COMMUNICATION EQUIPMENT - 6%
                  -----------------------
       68(2)      Agere Systems Inc. (Class A)                              95
    1,698(2)      Agere Systems Inc. (Class B)                           2,547
      539         Avaya Inc.                                             2,668
    2,602         JDS Uniphase Corporation                               6,947
    6,614(2)      Lucent Technologies, Inc.                             10,979
    8,326(3)      Nortel Networks Corporation                           12,073
    4,960         Tellabs Inc.                                          30,752

                  COMPUTERS & PERIPHERALS - 45%
                  -----------------------
    3,411         Brocade Communications                                59,624
    6,834         Dell Computer Corporation                            178,641
    3,755         EMC Corporation                                       28,350
    5,543         Hewlett-Packard                                       84,697
    4,475         Intel Corporation                                     81,758
      137         McDATA Corporation                                     1,207
    3,074         Network Appliance                                     38,241
    6,112         Sun Microsystems                                      30,621

                  NETWORKING PRODUCTS - 8%
                  -------------------
    4,814         Cisco Systems Inc.                                    67,155
    2,067         Juniper Networks                                      11,679
    2,510         Redback Networks                                       4,493

                  SOFTWARE - 40%
                  --------
    3,687         Art Technology Group                                   3,724
    8,807         BroadVision Inc.                                       2,730
    4,368(3)      Check Point Software Technologies, Ltd.               59,231
    2,990         Inktomi Corporation                                    2,631
    4,702         Microsoft Corporation                                257,199
    8,733         Oracle Corporation                                    82,702
    5,695         Portal Software, Inc.                                  4,271
    6,943         RealNetworks Inc.                                     28,258
    1,861         VeriSign Inc.                                         13,381
                                                                    ----------
                  Total investments (total cost $6,616,553) - 101%  $1,126,798
                                                                    ==========

                                    FT 447
                     E-INFRASTRUCTURE PORTFOLIO, SERIES 3

                     SCHEDULE OF INVESTMENTS (continued)

                                June 30, 2002






(1)   Percentages are calculated based on net assets.

(2) In June 2002, Lucent Technologies, Inc. ("Lucent") spun off Agere Systems Inc. issuing Class A ("Agere A") and Class B ("Agere B") shares. Each shareholder of Lucent received .0108 shares of Agere A and .2646 shares of Agere B for each share of Lucent held.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.

(4) On July 1, 2002, the Trust sold all of its shares in WorldCom, Inc. - WorldCom Group and WorldCom, Inc. - MCI Group.





See notes to financial statements.

                                    FT 447
                     E-INFRASTRUCTURE PORTFOLIO, SERIES 3

                           STATEMENTS OF OPERATIONS




                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001

Dividend income (net of foreign taxes withheld
   of $98 in 2001)                               $     3,289      $     4,184

Expenses:
   Trustee and other service fees                    (15,708)         (14,840)
   Evaluator's fees                                   (3,261)          (3,509)
   Supervisory fees                                   (4,107)          (4,246)
   Creation and development fees                      (8,005)         (17,453)
   Administrative fees                                (1,479)          (1,820)
   Tax reporting fee                                  (2,571)               -
   Other expenses                                     (7,540)               -
                                                 -----------------------------
   Total expenses                                    (42,671)         (41,868)
                                                 -----------------------------
     Investment income (loss) - net                  (39,382)         (37,684)

Net gain (loss) on investments:
   Net realized gain (loss)                       (2,262,347)      (1,718,435)
   Change in net unrealized appreciation
     (depreciation)                                  353,340       (5,843,095)
                                                 -----------------------------
                                                  (1,909,007)      (7,561,530)
                                                 -----------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(1,948,389)     $(7,599,214)
                                                 =============================

See notes to financial statements.

                                    FT 447
                     E-INFRASTRUCTURE PORTFOLIO, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 26, 2000
                                                    Year ended  (Initial Date of
                                                     June 30,      Deposit) to
                                                       2002       June 30, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $   (39,382)     $   (37,684)
   Net realized gain (loss) on investments        (2,262,347)      (1,718,435)
   Change in net unrealized appreciation
     (depreciation) on investments                   353,340       (5,843,095)
                                                 -----------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (1,948,389)      (7,599,214)
                                                 -----------------------------

Units issued                                             912       12,498,295
   Deferred sales charge                                   -         (568,414)
   Organization costs                                 (1,721)         (27,829)
                                                 -----------------------------
   Total                                                (809)      11,902,052
                                                 -----------------------------

Unit redemptions                                    (692,358)        (575,542)

Distributions to unit holders:
   Investment income - net                                 -                -
   Principal from investment transactions                  -          115,550)
                                                 -----------------------------
   Total distributions                                     -          115,550)
                                                 -----------------------------
Total increase (decrease) in net assets           (2,641,556)       3,611,746

Net assets:
   Beginning of the period                         3,756,709          144,963
                                                 -----------------------------
   End of the period                              $1,115,153      $ 3,756,709
                                                 =============================
Distributable funds (deficit) at end
  of the period                                   $  591,829      $   573,506
                                                 =============================
Trust units:
   Beginning of the period                         1,549,523           15,199
   Issued                                                485        1,710,255
   Redemptions                                      (432,840)        (175,931)
                                                 -----------------------------
   End of the period                               1,117,168        1,549,523
                                                 =============================
See notes to financial statements.

                                    FT 447
                     E-INFRASTRUCTURE PORTFOLIO, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 447, e-Infrastructure Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which provide the infrastructure which helped build the Internet.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $29,892, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective July 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at June 30, 2002 follows:


               Unrealized depreciation                         $(5,489,755)
               Unrealized appreciation                                   -
                                                               ------------
                                                               $(5,489,755)
                                                               ============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001


Dividend income                                      $  .002        $  .003
Expenses                                               (.031)         (.035)
                                                     -----------------------
     Investment income (loss) - net                    (.029)         (.032)

Distributions to unit holders:
   Investment income - net                                -              -
   Principal from investment transactions                 -           (.076)

Net gain (loss) on investments                        (1.397)        (7.006)
                                                     -----------------------
     Total increase (decrease) in net assets          (1.426)        (7.114)

Net assets:
   Beginning of the period                             2.424          9.538
                                                     -----------------------

   End of the period                                 $  .998        $ 2.424
                                                     =======================

Total return                                         (58.83)%
Ratio of total expenses to average net assets          1.81%
Ratio of net investment income (loss) to
   average net assets                                 (1.69)%

                                    FT 447
                     E-INFRASTRUCTURE PORTFOLIO, SERIES 3

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                               ---------------
                             P R O S P E C T U S
                               ---------------


                  SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York  11245

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 447
                       FIBER OPTICS PORTFOLIO, SERIES 3
                               4,815,094 UNITS





PROSPECTUS
Part One
Dated October 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 447, Fiber Optics Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in the telecommunications industry, focusing on the use of fiber optic technology. At September 3, 2002, each Unit represented a 1/4,815,094 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At September 3, 2002, the Public Offering Price per Unit was $.389 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                   Sponsor

                                    FT 447
                       FIBER OPTICS PORTFOLIO, SERIES 3
           SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 3, 2002

    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                     Evaluator: First Trust Advisors L.P.
                         Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                      4,815,094
Fractional Undivided Interest in the Trust per Unit                1/4,815,094
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $1,939,473
   Aggregate Value of Securities per Unit                                $.403
   Income and Principal cash (overdraft) in the Portfolio           $(132,210)
   Income and Principal cash (overdraft) per Unit                      $(.027)
   Sales Charge 3.520% (3.4% of Public Offering Price,
     including Income and Principal Cash)                                $.013
   Public Offering Price per Unit                                        $.389
Redemption Price and Sponsor Repurchase Price per Unit
   ($.013 less than the Public Offering Price per Unit)                  $.376

Date Trust Established                                           July 26, 2000
Mandatory Termination Date                                       July 15, 2005

Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and Development Fee: 0.35% of daily average net assets, maximum of 2.85% of a unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 447,
Fiber Optics Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 447, Fiber Optics Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of June 30, 2002, and the related statements of operations and of changes in net assets for the year ended June 30, 2002 and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 447, Fiber Optics Portfolio, Series 3, at June 30, 2002, and the results of its operations and changes in its net assets for the year ended June 30, 2002 and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
October 14, 2002

                                    FT 447
                       FIBER OPTICS PORTFOLIO, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2002


ASSETS

Securities, at fair value (cost, $31,064,050)                     $ 2,324,500
Receivable from investment transactions                                 8,298
                                                                  -----------
TOTAL ASSETS                                                      $ 2,332,798
                                                                  ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $    22,206
Cash overdraft                                                          9,749
Unit redemptions payable                                               12,632
                                                                  -----------
TOTAL LIABILITIES                                                      44,587
                                                                  -----------

Net assets, applicable to 5,058,959 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            31,064,050
   Net unrealized appreciation (depreciation)                     (28,739,550)
   Distributable funds (deficit)                                    2,810,639
   Less deferred sales charge                                      (2,742,899)
   Less organization costs                                           (104,029)
                                                                  -----------
                                                                    2,288,211
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $ 2,332,798
                                                                  ===========
Net asset value per unit                                          $     .452
                                                                  ===========


See notes to financial statements.

                                    FT 447
                       FIBER OPTICS PORTFOLIO, SERIES 3

                           SCHEDULE OF INVESTMENTS

                                June 30, 2002


   Number                                                                    Fair
  of Shares       Name of Issuer of Equity Securities (1)                    Value

                  COMMUNICATIONS SERVICES- 10%
                  -----------------------
   23,602         Level 3 Communications International Inc.             $   69,626
   36,020         Qwest Communications International Inc.                  100,856
   25,177         Time Warner Telecom Inc.                                  42,297
    1,581         WorldCom, Inc. - MCI Group                                   727
   39,233         WorldCom, Inc. - WorldCom Group                            9,024

                  COMMUNICATIONS EQUIPMENT - 17%
                  ------------------------
   39,612         ADC Telecommunications, Inc.                              90,711
      399(2)      Agere Systems Inc. (Class A)                                 559
     9727(2)      Agere Systems Inc. (Class B)                              14,590
    2,983         Avaya Inc.                                                14,766
   36,905(2)      Lucent Technologies Inc.                                  61,262
   22,243(3)      Nortel Networks Corporation                               32,252
   27,703         Tellabs, Inc.                                            171,759

                  FIBER OPTICS/OPTICAL COMPONENTS - 52%
                  -------------------------------
   11,872         Avanex Corporation                                        23,032
   22,737         CIENA Corporation                                         95,268
   28,127 (3)     Celestica, Inc.                                          638,764
   21,173         Corning Incorporated                                      75,164
   18,611         Digital Lightwave, Inc.                                   43,550
   24,053         Ditech Communications Corporation                         68,311
   71,382         Finisar Corporation                                      169,175
   31,327         JDS Uniphase Corporation                                  83,643

                  NETWORKING PRODUCTS - 23%
                  -------------------
   27,162         Cisco Systems, Inc.                                      378,910
   11,421         Juniper Networks, Inc.                                    64,529
   13,268         Redback Networks, Inc.                                    23,750
   13,465         Sycamore Networks, Inc.                                   51,975
                                                                        ----------
                      Total investments (total cost $31,064,050) - 102% $2,324,500
                                                                        ==========

                                    FT 447
                       FIBER OPTICS PORTFOLIO, SERIES 3

                     SCHEDULE OF INVESTMENTS (continued)

                                June 30, 2002






(1)   Percentages are calculated based on net assets.

(2) In June 2002, Lucent Technologies Inc. ("Lucent") spun off Agere Systems Inc. issuing Class A ("Agere A") and Class B ("Agere B") shares. Each shareholder of Lucent received .0108 shares of Agere A and .2646 shares of Agere B for each share of Lucent held.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.










See notes to financial statements.

                                    FT 447
                       FIBER OPTICS PORTFOLIO, SERIES 3

                           STATEMENTS OF OPERATIONS




                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001

Dividend income (net of foreign taxes withheld
   of $0 and $310 in 2002 and 2001,
   respectively)                                $      3,499     $     14,018

Expenses:
   Trustee and other service fees                    (76,149)         (71,358)
   Evaluator's fees                                  (14,859)         (17,255)
   Supervisory fees                                  (18,291)         (21,362)
   Creation and development fees                     (25,297)         (92,160)
   Administrative fees                                (6,495)          (9,155)
   Other expenses                                    (25,000)               -
                                                ------------------------------
   Total expenses                                   (166,091)        (211,290)
                                                ------------------------------
     Investment income (loss) - net                 (162,592)        (197,272)

Net gain (loss) on investments:
   Net realized gain (loss)                      (13,492,609)     (11,321,455)
   Change in net unrealized appreciation
     (depreciation)                                2,607,584      (31,347,134)
                                                ------------------------------
                                                 (10,885,025)     (42,668,589)
                                                ------------------------------
Net increase (decrease) in net assets
   resulting from operations                    $(11,047,617)    $(42,865,861)
                                                ==============================


See notes to financial statements.

                                    FT 447
                       FIBER OPTICS PORTFOLIO, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 26, 2000
                                                    Year ended  (Initial Date of
                                                     June 30,      Deposit) to
                                                       2002       June 30, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net               $   (162,592)    $   (197,272)
   Net realized gain (loss) on investments       (13,492,609)     (11,321,455)
   Change in net unrealized appreciation
     (depreciation) on investments                 2,607,584      (31,347,134)
                                                ------------------------------
   Net increase (decrease) in net assets
     resulting from operations                   (11,047,617)     (42,865,861)
                                                ------------------------------

Units issued                                               -       64,695,584
   Deferred sales charge                                   -       (2,737,797)
   Organization costs                                (12,078)         (91,613)
                                                ------------------------------
   Total                                             (12,078)      61,866,174
                                                ------------------------------

Unit redemptions                                  (2,219,998)      (3,575,521)

Distributions to unit holders:
   Investment income - net                                 -                -
   Principal from investment transactions                  -                -
                                                ------------------------------
   Total distributions                                     -                -
                                                ------------------------------
Total increase (decrease) in net assets          (13,279,693)      15,424,792

Net assets:
   Beginning of the period                        15,567,904          143,112
                                                ------------------------------
   End of the period                              $2,288,211      $15,567,904
                                                ==============================
Distributable funds (deficit) at end
   of the period                                  $2,810,639       $2,888,724
                                                ==============================
Trust units:
   Beginning of the period                         7,018,361           15,005
   Issued                                                  -        8,052,345
   Redemptions                                    (1,959,402)      (1,048,989)
                                                ------------------------------
   End of the period                               5,058,959        7,018,361
                                                ==============================
See notes to financial statements.

                                    FT 447
                       FIBER OPTICS PORTFOLIO, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 447, Fiber Optics Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies involved in the telecommunications industry, focusing on the use of fiber optic technology.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $104,029, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective July 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation
(depreciation)

An analysis of net unrealized appreciation (depreciation) at June 30, 2002 follows:


               Unrealized depreciation                        $(28,739,550)
               Unrealized appreciation                                   -
                                                              -------------
                                                              $(28,739,550)
                                                              =============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001

Dividend income                                      $  .001        $  .002
Expenses                                               (.027)         (.036)
                                                     -----------------------
     Investment income (loss) - net                    (.026)         (.034)

Distributions to unit holders:
   Investment income - net                                -              -
   Principal from investment transactions                 -              -

Net gain (loss) on investments                        (1.740)        (7.286)
                                                     -----------------------
     Total increase (decrease) in net assets          (1.766)        (7.320)

Net assets:
   Beginning of the period                             2.218          9.538
                                                     -----------------------
   End of the period                                   $.452         $2.218
                                                     =======================

Total return                                         (79.62)%
Ratio of total expenses to average net assets          2.02%
Ratio of net investment income (loss) to
   average net assets                                 (1.95)%

                                    FT 447
                       FIBER OPTICS PORTFOLIO, SERIES 3

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                               ---------------
                             P R O S P E C T U S
                               ---------------


                  SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York  11245

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                   FT 447
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 3
                               1,162,616 UNITS


PROSPECTUS
Part One
Dated October 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 447, Genomics & Proteomics Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research. At September 3, 2002, each Unit represented a 1/1,162,616 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At September 3, 2002, the Public Offering Price per Unit was $3.326 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                   Sponsor

                                    FT 447
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 3
           SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 3, 2002

    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                     Evaluator: First Trust Advisors L.P.
                         Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                      1,162,616
Fractional Undivided Interest in the Trust per Unit                1/1,162,616
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $3,771,369
   Aggregate Value of Securities per Unit                               $3.244
   Income and Principal cash (overdraft) in the Portfolio            ($35,897)
   Income and Principal cash (overdraft) per Unit                      ($.031)
   Sales Charge 3.520% (3.4% of Public Offering Price,
     including Income and Principal Cash)                                $.113
   Public Offering Price per Unit                                       $3.326
Redemption Price and Sponsor Repurchase Price per Unit
   ($.113 less than the Public Offering Price per Unit)                 $3.213

Date Trust Established                                           July 26, 2000
Mandatory Termination Date                                       July 15, 2005

Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and Development Fee: 0.35% of daily average net assets, maximum of 2.85% of a unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 447,
Genomics & Proteomics Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 447, Genomics & Proteomics Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of June 30, 2002, and the related statements of operations and of changes in net assets for the year ended June 30, 2002 and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 447, Genomics & Proteomics Portfolio, Series 3, at June 30, 2002, and the results of its operations and changes in its net assets for the year ended June 30, 2002 and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
October 14, 2002

                                    FT 447
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2002


ASSETS

Securities, at fair value (cost, $10,772,005)                     $ 4,355,026
Receivable from investment transactions                                44,666
                                                                  ------------
TOTAL ASSETS                                                      $ 4,399,692
                                                                  ============
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $     7,430
Cash overdraft                                                         18,289
Unit redemptions payable                                               27,459
                                                                  ------------
TOTAL LIABILITIES                                                      53,178
                                                                  ------------
Net assets, applicable to 1,226,712 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            10,772,005
   Net unrealized appreciation (depreciation)                      (6,416,979)
   Distributable funds (deficit)                                      669,585
   Less deferred sales charge                                        (642,023)
   Less organization costs                                            (36,074)
                                                                  ------------
                                                                    4,346,514
                                                                  ------------
TOTAL LIABILITIES AND NET ASSETS                                  $ 4,399,692
                                                                  ============
Net asset value per unit                                          $     3.543
                                                                  ============


See notes to financial statements.

                                    FT 447
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 3

                           SCHEDULE OF INVESTMENTS

                                June 30, 2002



   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

    6,744         Abgenix, Inc.                                     $   66,091
    4,380         Affymetrix, Inc.                                     105,076
    4,915         Amgen Inc.                                           205,840
    3,471         Applera Corporation - Celera Genomics Group           41,652
    6,327         Biogen, Inc.                                         262,128
    8,850         Chiron Corporation                                   312,848
    8,851         CuraGen Corporation                                   48,769
   10,804         Emisphere Technologies, Inc.                          44,404
    7,765         Enzon, Inc.                                          191,097
   15,270         Gene Logic Inc.                                      213,780
    5,165         Genentech, Inc.                                      173,028
   18,502         Genome Therapeutics Corp.                             42,740
   10,789         Genzyme Corporation (General Division)               207,580
   22,712(3)      Gilead Sciences, Inc.                                746,771
    4,976         Human Genome Sciences, Inc.                           66,678
    9,483         Hyseq, Inc.                                           21,526
    9,610         IDEC Pharmaceuticals Corporation                     340,674
    7,302         Immunex Corporation                                  163,127
    8,246         Incyte Genomics, Inc.                                 59,948
   10,539         Lynx Therapeutics, Inc.                               13,595
    8,756         Medarex, Inc.                                         64,970
    6,156         MedImmune, Inc.                                      162,518
   14,605(2)      Millennium Pharmaceuticals, Inc.                     177,451
    5,116         Myriad Genetics, Inc.                                104,059
   14,710         Nanogen, Inc.                                         51,485
    9,930         Neurocrine Biosciences, Inc.                         284,495
    8,336         Pharmacopeia, Inc.                                    71,023
   10,283(3)      Protein Design Labs, Inc.                            111,673
                                                                    ----------
                 Total investments (total cost $10,772,005) - 100%  $4,355,026
                                                                    ==========

                                    FT 447
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 3

                     SCHEDULE OF INVESTMENTS (continued)

                                June 30, 2002






(1)   Percentages are calculated based on net assets.

(2) In February 2002, COR Therapeutics, Inc. ("COR"), one of the Trust's original holdings, was acquired by Millennium Pharmaceuticals, Inc. ("Millennium"), also one of the Trust's original holdings. Each shareholder of COR received .9873 shares of Millennium for each share of COR held.

(3)   The number of shares reflects the effect of a two for one stock split.













See notes to financial statements.

                                    FT 447
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 3

                           STATEMENTS OF OPERATIONS




                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001


Dividend income                                  $       -       $         -

Expenses:
   Trustee and other service fees                    (20,039)         (17,549)
   Evaluator's fees                                   (3,549)          (4,277)
   Supervisory fees                                   (4,366)          (5,256)
   Creation and development fees                     (30,998)         (37,903)
   Administrative fees                                (1,557)          (2,253)
   Other expenses                                     (7,505)               -
                                                 -----------------------------
   Total expenses                                    (68,014)         (67,238)
                                                 -----------------------------
     Investment income (loss) - net                  (68,014)         (67,238)

Net gain (loss) on investments:
   Net realized gain (loss)                       (2,268,946)        (803,445)
   Change in net unrealized appreciation
     (depreciation)                               (3,712,113)      (2,704,866)
                                                 -----------------------------
                                                  (5,981,059)      (3,508,311)
                                                 -----------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(6,049,073)     $(3,575,549)
                                                 =============================


See notes to financial statements.

                                    FT 447
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 26, 2000
                                                    Year ended  (Initial Date of
                                                     June 30,      Deposit) to
                                                       2002       June 30, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $   (68,014)     $   (67,238)
   Net realized gain (loss) on investments        (2,268,946)        (803,445)
   Change in net unrealized appreciation
     (depreciation) on investments                (3,712,113)      (2,704,866)
                                                 -----------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (6,049,073)      (3,575,549)
                                                 -----------------------------

Units issued                                         129,069       18,551,551
   Deferred sales charge                                   -         (636,892)
   Organization costs                                 (4,839)         (30,895)
                                                 -----------------------------
   Total                                             124,230       17,883,764
                                                 -----------------------------

Unit redemptions                                  (2,914,349)      (1,082,620)

Distributions to unit holders:
   Investment income - net                                 -                -
   Principal from investment transactions           (183,823)               -
                                                 -----------------------------
   Total distributions                              (183,823)               -
                                                 -----------------------------
Total increase (decrease) in net assets           (9,023,015)      13,225,595

Net assets:
   Beginning of the period                        13,369,529          143,934
                                                 -----------------------------
   End of the period                             $ 4,346,514      $13,369,529
                                                 =============================
Distributable funds (deficit) at end
  of the period                                  $   669,585         $680,465
                                                 =============================
Trust units:
   Beginning of the period                         1,725,219           15,091
   Issued                                             24,384        1,873,212
   Redemptions                                      (522,891)        (163,084)
                                                 -----------------------------
   End of the period                               1,226,712        1,725,219
                                                 =============================
See notes to financial statements.

                                    FT 447
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS





1.   Organization

FT 447, Genomics & Proteomics Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $36,074, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective July 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at June 30, 2002 follows:


               Unrealized depreciation                         $(6,645,604)
               Unrealized appreciation                             228,625
                                                               ------------
                                                               $(6,416,979)
                                                               ============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001


Dividend income                                      $    -         $    -
Expenses                                               (.045)         (.045)
                                                     ----------------------
     Investment income (loss) - net                    (.045)         (.045)

Distributions to unit holders:
   Investment income - net                                -           -
   Principal from investment transactions              (.131)         -

Net gain (loss) on investments                        (4.030)        (1.744)
                                                     -----------------------
     Total increase (decrease) in net assets          (4.206)        (1.789)
Net assets:
   Beginning of the period                             7.749          9.538
                                                     -----------------------
   End of the period                                 $ 3.543        $ 7.749
                                                     =======================

Total return                                         (52.59)%
Ratio of total expenses to average net assets           .80%
Ratio of net investment income (loss) to
   average net assets                                  (.80)%

                                    FT 447
                  GENOMICS & PROTEOMICS PORTFOLIO, SERIES 3

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                               ---------------
                             P R O S P E C T U S
                               ---------------


                  SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                     1001 Warrenville Road
                                     Lisle, Illinois  60532
                                     (800) 621-1675

                  TRUSTEE:           JPMorgan Chase Bank
                                     4 Chase MetroTech Center, 3rd Floor
                                     Brooklyn, New York  11245

                  LEGAL COUNSEL      Chapman and Cutler
                  TO SPONSOR:        111 West Monroe Street
                                     Chicago, Illinois  60603

                  LEGAL COUNSEL      Carter, Ledyard & Milburn
                  TO TRUSTEE:        2 Wall Street
                                     New York, New York  10005

                  INDEPENDENT        Deloitte & Touche LLP
                  AUDITORS:          180 North Stetson Avenue
                                     Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 447
                    GLOBAL TECHNOLOGY PORTFOLIO, SERIES 2
                                785,735 UNITS





PROSPECTUS
Part One
Dated October 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 447, Global Technology Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution. At September 3, 2002, each Unit represented a 1/785,735 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At September 3, 2002, the Public Offering Price per Unit was $2.477 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                   Sponsor

                                    FT 447
                    GLOBAL TECHNOLOGY PORTFOLIO, SERIES 2
           SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 3, 2002

    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                     Evaluator: First Trust Advisors L.P.
                         Trustee: JPMorgan Chase Bank


GENERAL INFORMATION

Number of Units                                                        785,735
Fractional Undivided Interest in the Trust per Unit                  1/785,735
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $1,901,706
   Aggregate Value of Securities per Unit                               $2.420
   Income and Principal cash (overdraft) in the Portfolio            $(21,562)
   Income and Principal cash (overdraft) per Unit                      $(.027)
   Sales Charge 3.520% (3.4% of Public Offering Price,
     including Income and Principal Cash)                                $.084
   Public Offering Price per Unit                                       $2.477
Redemption Price and Sponsor Repurchase Price per Unit
   ($.084 less than the Public Offering Price per Unit)                 $2.393

Date Trust Established                                           July 26, 2000
Mandatory Termination Date                                       July 15, 2005

Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and Development Fee: 0.35% of daily average net assets, maximum of 2.85% of a unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 447,
Global Technology Portfolio, Series 2


We have audited the statement of assets and liabilities of FT 447, Global Technology Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of June 30, 2002, and the related statements of operations and of changes in net assets for the year ended June 30, 2002 and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 447, Global Technology Portfolio, Series 2, at June 30, 2002, and the results of its operations and changes in its net assets for the year ended June 30, 2002 and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
October 14, 2002

                                    FT 447
                    GLOBAL TECHNOLOGY PORTFOLIO, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2002



ASSETS

Securities, at fair value (cost, $6,592,466)                       $2,443,222
Dividends receivable                                                    1,289
Receivable from investment transactions                                60,322
                                                                   -----------
TOTAL ASSETS                                                       $2,504,833
                                                                   ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                $    6,320
Cash overdraft                                                         39,913
Unit redemptions payable                                               25,337
                                                                   -----------
TOTAL LIABILITIES                                                      71,570
                                                                   -----------
Net assets, applicable to 839,570 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                             6,592,466
   Net unrealized appreciation (depreciation)                      (4,149,244)
   Distributable funds (deficit)                                      535,148
   Less deferred sales charge                                        (516,613)
   Less organization costs                                            (28,494)
                                                                   -----------
                                                                    2,433,263
                                                                   -----------
TOTAL LIABILITIES AND NET ASSETS                                   $2,504,833
                                                                   ===========
Net asset value per unit                                           $    2.898
                                                                   ===========


See notes to financial statements.

                                    FT 447
                    GLOBAL TECHNOLOGY PORTFOLIO, SERIES 2

                           SCHEDULE OF INVESTMENTS

                                June 30, 2002



   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  COMMUNICATIONS EQUIPMENT - 13%
                  ------------------------
    3,513         Alcatel SA (ADR)                                  $   24,977
    3,787         Cicso Systems, Inc.                                   52,829
   12,979         L.M. Ericsson AB (ADR)                                18,690
    2,050         JDS Uniphase Corporation                               5,474
    4,668         Nokia Oy (ADR)                                        67,593
    3,371(3)      Nortel Networks Corporation                            4,888
    3,839         QUALCOMM Incorporated                                109,081
    3,968         Tellabs, Inc.                                         24,602

                  COMPUTERS & PERIPHERALS - 19%
                  -----------------------
    2,767         Brocade Communications Systems, Inc.                  48,367
    5,521         Dell Computer Corporation                            144,319
    2,990         EMC Corporation                                       22,574
    4,401         Hewlett-Packard Company                               67,247
    2,327         International Business Machines Corporation          167,544
      111         McDATA Corporation                                       978
    4,909         Sun Microsystems, Inc.                                24,594

                  COMPUTER SOFTWARE & SERVICES - 18%
                  ----------------------------
    3,320(3)      Check Point Software Technologies Ltd.                45,019
    3,814         Microsoft Corporation                                208,626
    6,896         Oracle Corporation                                    65,305
    4,519         SAP AG (ADR)                                         109,767

                  ELECTRONICS - 25%
                  -----------
    5,849         Canon Inc. (ADR)                                     221,268
    4,007(3)      Celestica Inc.                                        90,999
    1,696         Kyocera Corporation (ADR)                            124,826
    5,260(3)      Koninklijke (Royal) Philips Electronics N.V.         145,176
    5,948         Solectron Corporation                                 36,580

                  SEMICONDUCTOR EQUIPMENT - 15%
                  -----------------------
    5,967(3)      ASM Lithography Holding N.V.                          90,221
    6,186(2)      Applied Materials, Inc.                              117,658
    4,637         Novellus Systems, Inc.                               157,658

                  SEMICONDUCTORS - 10%
                  --------------
    4,910         Altera Corporation                                    66,776
    3,692         Intel Corporation                                     67,453
    1,291(3)      PMC-Sierra, Inc.                                      11,968
    4,117(3)      STMicroelectronics N.V.                              100,167
                                                                    ----------
                  Total investments (total cost $6,592,466) - 100%  $2,443,224
                                                                    ==========

                                    FT 447
                    GLOBAL TECHNOLOGY PORTFOLIO, SERIES 2

                     SCHEDULE OF INVESTMENTS (continued)

                                June 30, 2002






(1)   Percentages are calculated based on net assets.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.



















See notes to financial statements.

                                    FT 447
                    GLOBAL TECHNOLOGY PORTFOLIO, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001

Dividend income (net of foreign taxes withheld
   of $1,789 and $2,369 in 2002 and 2001,
   respectively)                                 $     9,598      $    14,518

Expenses:
   Trustee and other service fees                    (15,893)         (13,478)
   Evaluator's fees                                   (2,814)          (3,204)
   Supervisory fees                                   (3,554)          (3,877)
   Creation and development fees                     (15,205)         (22,903)
   Administrative fees                                (1,270)          (1,662)
   Other expenses                                     (6,965)               -
                                                 -----------------------------
   Total expenses                                    (45,701)         (45,124)
                                                 -----------------------------
     Investment income (loss) - net                  (36,103)         (30,606)

Net gain (loss) on investments:
   Net realized gain (loss)                       (2,064,542)        (811,601)
   Change in net unrealized appreciation
     (depreciation)                                  (54,542)      (4,094,702)
                                                 -----------------------------
                                                  (2,119,084)      (4,906,303)
                                                 -----------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(2,155,187)     $(4,936,909)
                                                 =============================


See notes to financial statements.

                                    FT 447
                    GLOBAL TECHNOLOGY PORTFOLIO, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 26, 2000
                                                    Year ended  (Initial Date of
                                                     June 30,      Deposit) to
                                                       2002       June 30, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $   (36,103)     $   (30,606)
   Net realized gain (loss) on investments        (2,064,542)        (811,601)
   Change in net unrealized appreciation
     (depreciation) on investments                   (54,542)      (4,094,702)
                                                 -----------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (2,155,187)      (4,936,909)
                                                 -----------------------------

Units issued                                               -       12,738,429
   Deferred sales charge                                   -         (511,506)
   Organization costs                                 (1,323)         (26,833)
                                                 -----------------------------
   Total                                              (1,323)      12,200,090
                                                 -----------------------------
Unit redemptions                                  (2,004,179)        (812,505)

Distributions to unit holders:
   Investment income - net                                 -                -
   Principal from investment transactions                  -                -
                                                 -----------------------------
   Total distributions                                     -                -
                                                 -----------------------------
Total increase (decrease) in net assets           (4,160,689)       6,450,676

Net assets:
   Beginning of the period                         6,593,952          143,276
                                                 -----------------------------
   End of the period                             $ 2,433,263       $6,593,952
                                                 =============================
Distributable funds (deficit) at end
  of the period                                  $   535,148       $  538,914
                                                 =============================
Trust units:
   Beginning of the period                         1,357,241           15,022
   Issued                                                  -        1,504,427
   Redemptions                                      (517,671)        (162,208)
                                                 -----------------------------
   End of the period                                 839,570        1,357,241
                                                 =============================
See notes to financial statements.

                                    FT 447
                    GLOBAL TECHNOLOGY PORTFOLIO, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS





1.   Organization

FT 447, Global Technology Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $28,494, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective July 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at June 30, 2002 follows:


               Unrealized depreciation                         $(4,149,244)
               Unrealized appreciation                                   -
                                                               ------------
                                                               $(4,149,244)
                                                               ============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001


Dividend income                                      $  .009        $  .013
Expenses                                               (.041)         (.041)
                                                     -----------------------
     Investment income (loss) - net                    (.032)         (.028)

Distributions to unit holders:
   Investment income - net                                -              -
   Principal from investment transactions                 -              -

Net gain (loss) on investments                        (1.928)        (4.652)
                                                     -----------------------
     Total increase (decrease) in net assets          (1.960)        (4.680)

Net assets:
   Beginning of the period                             4.858          9.538
                                                     -----------------------
   End of the period                                 $ 2.898        $ 4.858
                                                     =======================

Total return                                         (40.35)%
Ratio of total expenses to average net assets          1.06%
Ratio of net investment income (loss) to
   average net assets                                  (.83)%

                                    FT 447
                    GLOBAL TECHNOLOGY PORTFOLIO, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                               ---------------
                             P R O S P E C T U S
                               ---------------


                  SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                       1001 Warrenville Road
                                       Lisle, Illinois  60532
                                       (800) 621-1675

                  TRUSTEE:             JPMorgan Chase Bank
                                       4 Chase MetroTech Center, 3rd Floor
                                       Brooklyn, New York  11245

                  LEGAL COUNSEL        Chapman and Cutler
                  TO SPONSOR:          111 West Monroe Street
                                       Chicago, Illinois  60603

                  LEGAL COUNSEL        Carter, Ledyard & Milburn
                  TO TRUSTEE:          2 Wall Street
                                       New York, New York  10005

                  INDEPENDENT          Deloitte & Touche LLP
                  AUDITORS:            180 North Stetson Avenue
                                       Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 447
                      SEMICONDUCTOR PORTFOLIO, SERIES 5
                               2,978,128 UNITS



PROSPECTUS
Part One
Dated October 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 447, Semiconductor Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies in the semiconductor industry. At September 3, 2002, each Unit represented a 1/2,978,128 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At September 3, 2002, the Public Offering Price per Unit was $2.600 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                   Sponsor

                                    FT 447
                      SEMICONDUCTOR PORTFOLIO, SERIES 5
           SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 3, 2002

    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                     Evaluator: First Trust Advisors L.P.
                         Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                      2,978,128
Fractional Undivided Interest in the Trust per Unit                1/2,978,128
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $7,564,900
   Aggregate Value of Securities per Unit                               $2.540
   Income and Principal cash (overdraft) in the Portfolio            $(81,915)
   Income and Principal cash (overdraft) per Unit                      $(.028)
   Sales Charge 3.520% (3.4% of Public Offering Price,
     including Income and Principal Cash)                                $.088
   Public Offering Price per Unit                                       $2.600
Redemption Price and Sponsor Repurchase Price per Unit
   ($.088 less than the Public Offering Price per Unit)                 $2.512

Date Trust Established                                           July 26, 2000

Mandatory Termination Date                                       July 15, 2005

Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and Development Fee: 0.35% of daily average net assets, maximum of 2.85% of a unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 447,
Semiconductor Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 447, Semiconductor Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of June 30, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 447, Semiconductor Portfolio, Series 5, at June 30, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
October 14, 2002

                                    FT 447
                      SEMICONDUCTOR PORTFOLIO, SERIES 5

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2002

ASSETS

Securities, at fair value (cost, $23,930,003)                     $11,436,380
Dividends receivable                                                    1,368
Receivable from investment transactions                                52,217
                                                                  -----------
TOTAL ASSETS                                                      $11,489,965
                                                                  ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $    13,581
Cash overdraft                                                          5,881
Unit redemptions payable                                               52,495
                                                                  -----------
TOTAL LIABILITIES                                                      71,957
                                                                  -----------

Net assets, applicable to 3,164,498 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            23,930,003
   Net unrealized appreciation (depreciation)                     (12,493,623)
   Distributable funds (deficit)                                    1,759,952
   Less deferred sales charge                                      (1,709,307)
   Less organization costs                                            (69,017)
                                                                  -----------
                                                                   11,418,008
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $11,489,965
                                                                  ===========
Net asset value per unit                                          $     3.608
                                                                  ===========

See notes to financial statements.

                                    FT 447
                      SEMICONDUCTOR PORTFOLIO, SERIES 5

                           SCHEDULE OF INVESTMENTS

                                June 30, 2002



   Number                                                              Fair
  of Shares       Name of Issuer of Equity Securities (1)              Value

                  SEMICONDUCTOR- 72%
                  -------------
   22,828         Altera Corporation                                   $   310,461
   16,599         Analog Devices, Inc.                                     492,990
   14,657         Applied Micro Circuits Corporation                        69,328
    5,213         Broadcom Corporation (Class A)                            91,436
   32,800         Fairchild Semiconductor Corporation                      797,040
   17,453         Intel Corporation                                        318,866
   25,764         LSI Logic Corporation                                    225,435
   19,930         Linear Technology Corporation                            626,400
   17,635         Maxim Integrated Products, Inc.                          675,950
   39,155(3)      Microchip Technology, Inc.                             1,074,022
   33,420         Motorola, Inc.                                           481,916
   28,018         National Semiconductor Corporation                       817,285
    6,105(4)      PMC-Sierra, Inc.                                          56,593
   14,733         QLogic Corporation                                       561,327
   29,959         RF Micro Devices, Inc.                                   228,288
   19,512         STMicroelectronics N.V.                                  474,727
   18,270         Texas Instruments Incorporated                           432,999
   22,874         TriQuint Semiconductor, Inc.                             146,622
   19,078         Vitesse Semiconductor Corporation                         59,333
   15,367         Xilinx, Inc.                                             344,682

                  SEMICONDUCTOR EQUIPMENT - 28%
                  -----------------------
   28,650(4)      ASM Lithography Holding N.V.                             433,187
   29,052(2)      Applied Materials Inc.                                   552,569
   22,137         KLA-Tencor Corporation                                   973,807
   21,548         Novellus Systems, Inc.                                   732,632
   19,510         Teradyne, Inc.                                           458,485
                                                                       -----------
                   Total investments (total cost $23,930,003) - 100%   $11,436,380
                                                                       ===========

                                    FT 447
                      SEMICONDUCTOR PORTFOLIO, SERIES 5

                     SCHEDULE OF INVESTMENTS (continued)

                                June 30, 2002






(1)   Percentages are calculated based on net assets.

(2)   The number of shares reflects the effect of a two for one stock split.

(3)   The number of shares reflects the effect of a three for two stock split.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.















See notes to financial statements.

                                    FT 447
                      SEMICONDUCTOR PORTFOLIO, SERIES 5

                           STATEMENTS OF OPERATIONS



                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001

Dividend income (net of foreign taxes withheld
   of $210 and $296 in 2002 and 2001,
   respectively)                                 $    14,696     $     13,392

Expenses:
   Trustee and other service fees                    (51,845)         (45,522)
   Evaluator's fees                                   (9,240)         (10,520)
   Supervisory fees                                  (11,754)         (12,654)
   Creation and development fees                     (62,286)         (71,523)
   Administrative fees                                (4,200)          (5,423)
   Other expenses                                    (11,500)               -
                                                 -----------------------------
   Total expenses                                   (150,825)        (145,642)
                                                 -----------------------------
     Investment income (loss) - net                 (136,129)        (132,250)

Net gain (loss) on investments:
   Net realized gain (loss)                       (3,694,518)      (2,662,103)
   Change in net unrealized appreciation
     (depreciation)                               (2,613,255)      (9,880,368)
                                                 -----------------------------
                                                  (6,307,773)     (12,542,471)
                                                 -----------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(6,443,902)    $(12,674,721)
                                                 =============================


See notes to financial statements.

                                    FT 447
                      SEMICONDUCTOR PORTFOLIO, SERIES 5

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 26, 2000
                                                    Year ended  (Initial Date of
                                                     June 30,      Deposit) to
                                                       2002       June 30, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net               $   (136,129)    $   (132,250)
   Net realized gain (loss) on investments        (3,694,518)      (2,662,103)
   Change in net unrealized appreciation
     (depreciation) on investments                (2,613,255)      (9,880,368)
                                                ------------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (6,443,902)     (12,674,721)
                                                ------------------------------

Units issued                                               -       41,045,375
   Deferred sales charge                                   -       (1,704,183)
   Organization costs                                 (9,813)         (58,865)
                                                 -----------------------------
   Total                                              (9,813)      39,282,327
                                                 -----------------------------

Unit redemptions                                  (5,798,108)      (3,081,513)

Distributions to unit holders:
   Investment income - net                                 -                -
   Principal from investment transactions                  -                -
                                                 -----------------------------
   Total distributions                                     -                -
                                                 -----------------------------
Total increase (decrease) in net assets          (12,251,823)      23,526,093

Net assets:
   Beginning of the period                        23,669,831          143,738
                                                 -----------------------------
   End of the period                             $11,418,008     $ 23,669,831
                                                 =============================
Distributable funds (deficit) at end
  of the period                                  $ 1,759,952      $ 1,790,260
                                                 =============================
Trust units:
   Beginning of the period                         4,411,227           15,071
   Issued                                                  -        5,012,305
   Redemptions                                    (1,246,729)        (616,149)
                                                 -----------------------------
   End of the period                               3,164,498        4,411,227
                                                 =============================
See notes to financial statements.

                                    FT 447
                      SEMICONDUCTOR PORTFOLIO, SERIES 5

                        NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 447, Semiconductor Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies in the semiconductor industry.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $69,017, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective July 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at June 30, 2002 follows:


               Unrealized depreciation                        $(12,851,861)
               Unrealized appreciation                             358,238
                                                              -------------
                                                              $(12,493,623)
                                                              =============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001

Dividend income                                      $  .004        $  .004
Expenses                                               (.039)         (.040)
                                                     ----------------------
     Investment income (loss) - net                    (.035)         (.036)

Distributions to unit holders:
   Investment income - net                                -              -
   Principal from investment transactions                 -              -

Net gain (loss) on investments                        (1.723)        (4.135)
                                                     ----------------------
     Total increase (decrease) in net assets          (1.758)        (4.171)

Net assets:
   Beginning of the period                             5.366          9.537
                                                     -----------------------
   End of the period                                 $ 3.608        $ 5.366
                                                     =======================

Total return                                         (32.76)%
Ratio of total expenses to average net assets           .87%
Ratio of net investment income (loss) to
   average net assets                                  (.78)%

                                    FT 447
                      SEMICONDUCTOR PORTFOLIO, SERIES 5

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                               ---------------
                             P R O S P E C T U S
                               ---------------


                  SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                          1001 Warrenville Road
                                          Lisle, Illinois  60532
                                          (800) 621-1675

                  TRUSTEE:                JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York  11245

                  LEGAL COUNSEL           Chapman and Cutler
                  TO SPONSOR:             111 West Monroe Street
                                          Chicago, Illinois  60603

                  LEGAL COUNSEL           Carter, Ledyard & Milburn
                  TO TRUSTEE:             2 Wall Street
                                          New York, New York  10005

                  INDEPENDENT             Deloitte & Touche LLP
                  AUDITORS:               180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 447
                   WORLD WIDE WIRELESS PORTFOLIO, SERIES 3
                               3,020,638 UNITS



PROSPECTUS
Part One
Dated October 31, 2002

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 447, World Wide Wireless Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which provide products and/or services used in wireless communications. At September 3, 2002, each Unit represented a 1/3,020,638 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P. (formerly, Nike Securities L.P.), in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At September 3, 2002, the Public Offering Price per Unit was $2.206 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
------------------------------------------------------------------------------
         FIRST TRUST PORTFOLIOS L.P. (FORMERLY, NIKE SECURITIES L.P.)
                                   Sponsor

                                    FT 447
                   WORLD WIDE WIRELESS PORTFOLIO, SERIES 3
           SUMMARY OF ESSENTIAL INFORMATION AS OF SEPTEMBER 3, 2002

    Sponsor: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                     Evaluator: First Trust Advisors L.P.
                         Trustee: JPMorgan Chase Bank


GENERAL INFORMATION


Number of Units                                                      3,020,638
Fractional Undivided Interest in the Trust per Unit                1/3,020,638
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                   $6,545,519
   Aggregate Value of Securities per Unit                               $2.167
   Income and Principal cash (overdraft) in the Portfolio           $(108,619)
   Income and Principal cash (overdraft) per Unit                      $(.036)
   Sales Charge 3.520% (3.4% of Public Offering Price,
     including Income and Principal Cash)                                $.075
   Public Offering Price per Unit                                       $2.206
Redemption Price and Sponsor Repurchase Price per Unit
   ($.075 less than the Public Offering Price per Unit)                 $2.131

Date Trust Established                                           July 26, 2000
Mandatory Termination Date                                       July 15, 2005

Evaluator's Annual Fee: $.0030 per Unit. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor: Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor: Maximum of $.0015 per Unit annually.

Trustee's Annual Fee:  $.0095 per Unit.

Creation and Development Fee: 0.35% of daily average net assets, maximum of 2.85% of a unit holder's initial investment.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 447,
World Wide Wireless Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 447, World Wide Wireless Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of June 30, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 447, World Wide Wireless Portfolio, Series 3, at June 30, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from July 26, 2000 (Initial Date of Deposit) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
October 14, 2002

                                    FT 447
                   WORLD WIDE WIRELESS PORTFOLIO, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                                June 30, 2002



ASSETS

Securities, at fair value (cost, $25,733,227)                     $ 7,806,661
Dividends receivable                                                    3,956
Receivable from investment transactions                                22,704
Unit subscriptions receivable                                          14,972
                                                                  -----------
TOTAL ASSETS                                                      $ 7,848,293
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                               $    18,989
Cash overdraft                                                          7,404
Unit redemptions payable                                               21,779
Payable from investments purchased                                     16,051
                                                                  -----------
TOTAL LIABILITIES                                                      64,223
                                                                  -----------

Net assets, applicable to 3,184,073 outstanding units
     of fractional undivided interest:
   Cost of Trust assets                                            25,733,227
   Net unrealized appreciation (depreciation)                     (17,926,566)
   Distributable funds (deficit)                                    1,778,217
   Less deferred sales charge                                      (1,724,491)
   Less organization costs                                            (76,317)
                                                                  -----------
                                                                    7,784,070
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $ 7,848,293
                                                                  ===========
Net asset value per unit                                          $     2.445
                                                                  ===========


See notes to financial statements.

                                    FT 447
                   WORLD WIDE WIRELESS PORTFOLIO, SERIES 3

                           SCHEDULE OF INVESTMENTS

                                June 30, 2002


   Number                                                                Fair
  of Shares       Name of Issuer of Equity Securities (1)                Value

                  COMMUNICATIONS SERVICES (DOMESTIC) - 31%
                  ----------------------------------
   35,296         AT&T Wireless Group                               $  206,482
   24,996         BellSouth Corporation                                787,374
   15,732         Nextel Communications, Inc. (Class A)                 50,500
   10,937         Openwave Systems, Inc.                                61,357
   17,898         Sprint Corp. (PCS Group)                              80,004
   14,717         United States Cellular Corporation                   374,548
   20,953         Verizon Communications                               841,263

                  COMMUNICATIONS SERVICES (INTERNATIONAL) - 41%
                  ---------------------------------------
   18,298         Cable & Wireless Plc (ADR)                           142,175
   23,830         China Mobile (Hong Kong) Limited (ADR)               348,395
   21,824         Deutsche Telekom AG (ADR)                            203,181
   21,464(6)      Millicom International Cellular S.A.                  34,342
   18,475(3)      NTT DoCoMo, Inc. (ADR)                               455,224
   26,912         SK Telecom Co. Ltd. (ADR)                            667,148
   23,920(4)      Sonera Oy (ADR)                                       88,743
    7,550         Telecom Italia SpA (ADR)                             589,655
   16,546(5)      Telefonica S.A. (ADR)                                411,168
   22,320         Vodafone Group Plc (ADR)                             304,668

                  COMMUNICATIONS EQUIPMENT - 28%
                  ------------------------
      223(2)      Agere Systems Inc. (Class A)                             312
    5,500(2)      Agere Systems Inc. (Class B)                           8,250
   13,278         Amdocs Limited                                       100,249
    1,730         Avaya Inc.                                             8,564
   11,192         Comverse Technology, Inc.                            103,638
   50,908         LM Ericsson AB (ADR)                                  73,308
   11,574(6)      Gilat Satellite Networks Ltd.                         12,731
   20,242(2)      Lucent Technologies Inc.                              33,602
   26,954         Motorola, Inc.                                       388,677
   18,262         Nokia Oy (ADR)                                       264,434
   12,245(6)      Nortel Networks Corporation                           17,755
   26,753         Powerwave Technologies, Inc.                         245,057
   14,661         QUALCOMM Incorporated                                403,031
   24,689         RF Micro Devices, Inc.                               188,130
   17,006(6)      Research in Motion Limited                           193,528
   18,591         TriQuint Semiconductor, Inc.                         119,168
                                                                    ----------
                  Total investments (total cost $25,733,227) - 100% $7,806,661
                                                                    ==========

                                    FT 447
                   WORLD WIDE WIRELESS PORTFOLIO, SERIES 3

                     SCHEDULE OF INVESTMENTS (continued)

                                June 30, 2002






(1)   Percentages are calculated based on net assets.

(2) In June 2002, Lucent Technologies Inc. ("Lucent") spun off Agere Systems Inc. issuing Class A ("Agere A") and Class B ("Agere B") shares. Each shareholder of Lucent received .0108 shares of Agere A and .2646 shares of Agere B for each share of Lucent held.

(3)   The number of shares reflects the effect of a five for two stock split.

(4)   The number of shares reflects the effect of a one per one rights issue.

(5)   The number of shares reflects the effect of two 2% stock dividends.

(6) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.
















See notes to financial statements.

                                    FT 447
                   WORLD WIDE WIRELESS PORTFOLIO, SERIES 3

                           STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001

Dividend income (net of foreign taxes withheld
   of $21,242 and $18,765 in 2002 and 2001,
   respectively)                                 $   126,844     $    140,966

Expenses:
   Trustee and other service fees                    (52,096)         (47,537)
   Evaluator's fees                                   (9,385)         (11,924)
   Supervisory fees                                  (11,759)         (14,485)
   Creation and development fees                     (50,778)         (90,687)
   Administrative fees                                (4,303)          (6,208)
   Other expenses                                    (18,000)               -
                                                 -----------------------------
   Total expenses                                   (146,321)        (170,841)
                                                 -----------------------------
     Investment income (loss) - net                  (19,477)         (29,875)

Net gain (loss) on investments:
   Net realized gain (loss)                       (7,534,317)      (2,370,329)
   Change in net unrealized appreciation
     (depreciation)                               (1,724,643)     (16,201,923)
                                                 -----------------------------
                                                  (9,258,960)     (18,572,252)
                                                 -----------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(9,278,437)    $(18,602,127)
                                                 =============================


See notes to financial statements.

                                    FT 447
                   WORLD WIDE WIRELESS PORTFOLIO, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Period from
                                                                  July 26, 2000
                                                    Year ended  (Initial Date of
                                                     June 30,      Deposit) to
                                                       2002       June 30, 2001
Net increase (decrease) in net assets
     resulting from operations:
   Investment income (loss) - net                $   (19,477)     $   (29,875)
   Net realized gain (loss) on investments        (7,534,317)      (2,370,329)
   Change in net unrealized appreciation
     (depreciation) on investments                (1,724,643)     (16,201,923)
                                                 -----------------------------
   Net increase (decrease) in net assets
     resulting from operations                    (9,278,437)     (18,602,127)
                                                 -----------------------------

Units issued                                          16,859       45,031,331
   Deferred sales charge                                   -       (1,719,356)
   Organization costs                                (11,253)         (64,724)
                                                 -----------------------------
   Total                                               5,606       43,247,251
                                                 -----------------------------

Unit redemptions                                  (5,379,187)      (2,292,423)

Distributions to unit holders:
   Investment income - net                           (60,637)               -
   Principal from investment transactions                  -                -
                                                 -----------------------------
   Total distributions                               (60,637)               -
                                                 -----------------------------
Total increase (decrease) in net assets          (14,712,655)      22,352,701

Net assets:
   Beginning of the period                        22,496,725          144,024
                                                 -----------------------------
   End of the period                              $7,784,070      $22,496,725
                                                 ============================
Distributable funds (deficit) at end
  of the period                                   $1,778,217      $ 1,829,350
                                                 ============================
Trust units:
   Beginning of the period                         4,643,494           15,101
   Issued                                              6,378        5,056,931
   Redemptions                                    (1,465,799)        (428,538)
                                                 ----------------------------
   End of the period                               3,184,073        4,643,494
                                                 =============================
See notes to financial statements.

                                    FT 447
                   WORLD WIDE WIRELESS PORTFOLIO, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS



1.   Organization

FT 447, World Wide Wireless Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies which provide products and/or services used in wireless communications.


2.   Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (formerly, Nike Securities L.P.) (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0095 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 2.85% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $76,317, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Revised Audit and Accounting Guide - As required, effective July 1, 2001, the Trust adopted the appropriate provisions of the revised AICPA Audit and Accounting Guide, "Audits of Investment Companies." The adoption of these provisions had no impact on net assets or net asset value per unit. Additional required disclosures have been presented on a prospective basis.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3.   Net unrealized appreciation
(depreciation)

An analysis of net unrealized appreciation (depreciation) at June 30, 2002 follows:


               Unrealized depreciation                        $(17,926,566)
               Unrealized appreciation                                   -
                                                              -------------
                                                              $(17,926,566)
                                                              =============


4.   Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended June 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                  July 26, 2000
                                                                (Initial Date of
                                                    Year ended     Deposit) to
                                                     June 30,       June 30,
                                                       2002           2001

Dividend income                                     $  .032        $  .034
Expenses                                              (.037)         (.041)
                                                    -----------------------
     Investment income (loss) - net                   (.005)         (.007)

Distributions to unit holders:
   Investment income - net                           (0.019)            -
   Principal from investment transactions                 -              -

Net gain (loss) on investments                       (2.376)        (4.685)
                                                    -----------------------
     Total increase (decrease) in net assets         (2.400)        (4.692)

Net assets:
   Beginning of the period                            4.845          9.537
                                                    -----------------------

   End of the period                                $ 2.445         $4.845
                                                    =======================

Total return                                         (49.14)%
Ratio of total expenses to average net assets           1.02%
Ratio of net investment income (loss) to
   average net assets                                  (.14)%

                                    FT 447
                   WORLD WIDE WIRELESS PORTFOLIO, SERIES 3

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                               ---------------
                             P R O S P E C T U S
                               ---------------


                  SPONSOR: First Trust Portfolios L.P. (formerly, Nike Securities L.P.)
                                        1001 Warrenville Road
                                        Lisle, Illinois  60532
                                        (800) 621-1675

                  TRUSTEE:              JPMorgan Chase Bank
                                        4 Chase MetroTech Center, 3rd Floor
                                        Brooklyn, New York  11245

                  LEGAL COUNSEL         Chapman and Cutler
                  TO SPONSOR:           111 West Monroe Street
                                        Chicago, Illinois  60603

                  LEGAL COUNSEL         Carter, Ledyard & Milburn
                  TO TRUSTEE:           2 Wall Street
                                        New York, New York  10005

                  INDEPENDENT           Deloitte & Touche LLP
                  AUDITORS:             180 North Stetson Avenue
                                        Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated August 30, 2002                                            AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              FIRST TRUST (R)

                             1-800-621-9533

                              Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    5
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               7
Retirement Plans                                        11
Rights of Unit Holders                                  11
Income and Capital Distributions                        11
Redeeming Your Units                                    13
Removing Securities from a Trust                        14
Amending or Terminating the Indenture                   14
Information on the Sponsor, Trustee and Evaluator       15
Other Information                                       16

                      The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.) (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two
Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), as Sponsor, JP Morgan Chase Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $1.5 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will generally not be assessed the transactional sales charge described in this section on the purchase of Units. However, investors purchasing Units of Trusts with an Initial Date of Deposit, as set forth in Part One of the prospectus, of July 1, 2000 or earlier will purchase Fee Accounts Units at the Public Offering Price less the applicable dealer concession. Trusts with an Initial Date of Deposit, as set forth in Part One of the prospectus, on or after August 7, 2001 are not eligible for Fee Accounts purchases. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts according to capitalization and/or investment style.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, will be compensated for providing bookkeeping and other administrative services to the Trusts and, as Sponsor, we will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also chargeable to such Trusts. In addition, First Trust Advisors L.P. acts as both Portfolio Supervisor and Evaluator to certain Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

GRANTOR TRUSTS

The following discussion applies to each Trust except a REIT Series.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from a Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code, however, treats certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the portion of the capital gains dividend, if any, that may be treated as long term gain from property held more than five years eligible for the 18% (or 8%) tax rate, or that may be subject to the 25% tax rate, will be made based on regulations prescribed by the United States Treasury.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to be received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give the issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive whole Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

REGULATED INVESTMENT COMPANY.

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust qualifies as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. If a Trust does in fact qualify as a regulated investment company and distributes its income as required by tax law, such Trust generally will not be subject to federal income taxes or excise taxes on income earned from the Securities. You, however, will be subject to federal income taxes on dividends you receive from such Trust.

Ordinary Income Distributions.

Distributions of a Trust's income, unless designated as capital gain dividends, will generally be taxable to you as ordinary income. To the extent distributions in any year exceed a Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce your basis and be treated as a gain from the sale of Units to the extent they exceed your basis. Distributions from a Trust are not eligible for the 70% dividends received deduction for corporations. Under certain circumstances, distributions made to you in January must be treated for federal income tax purposes as having been received by you on December 31 of the previous year.

Capital Gains Dividends, Your Tax Basis and Income or Loss upon
Disposition.

Distributions of net capital gain from a Trust which are designated by such Trust as capital gain dividends will generally be taxable to you as long-term capital gain, regardless of how long you have owned your Units. However, if you receive a capital gain dividend and sell your Units prior to holding them for six months, the loss will be recharacterized as long-term capital loss to the extent of the long-term capital gain received as a dividend.

In addition, a Trust may designate some capital gain dividends as "unrecaptured Section 1250 gain distributions," in which case the dividend would be subject to a maximum tax rate of 25% (rather than 20%). You will generally recognize capital gain or loss when you dispose of your Units (by sale, redemption or otherwise). To determine the amount of this gain or loss, you must subtract your tax basis in your Units from what you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

If you are an individual, the maximum marginal federal tax rate for net capital gain (except for unrecaptured Section 1250 gains, as discussed above) is generally 20% (10% for certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property held for more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine the holding period of your Units. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income.

In-Kind Distributions

Under certain circumstances, you may request a distribution of Securities (an "In-Kind Distribution") when you redeem your Units or at each Trust's termination. If you request an In-Kind Distribution you will be responsible for any expenses related to this distribution. This transaction, however, is subject to taxation and you will recognize gain or loss, generally based on the value at that time, of the Securities received.

Limitations on the Deductibility of Trust Expenses.

Certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation do not include expenses incurred by a Trust so long as the Units are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) Unit holders in excess of the distributions received from a Trust.

Foreign Investors.

If you are a foreign investor, subject to applicable tax treaties, distributions from a Trust which constitute dividends for U.S. federal income tax purposes (other than dividends designated by such Trust as capital gain dividends) will be subject to U.S. income taxes, including withholding taxes. Distributions designated as capital gain dividends should not be subject to U.S. federal income taxes, including withholding taxes, provided certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES. See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory

Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P. (formerly known as Nike Securities L.P.), specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $40 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2001, the total partners' capital of First Trust Portfolios L.P. was $17,560,001 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JP Morgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor, Brooklyn, New York 11245. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements for periods prior to that audited by Deloitte & Touche LLP were audited by other auditors whose report expressed an unqualified opinion on those financial statements.

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                             First Trust(R)


                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          JP Morgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                             August 30, 2002

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 20



                  Bandwidth Solutions Portfolio Series
                       Bandwidth Portfolio Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated September 30, 2002                                 PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Bandwidth Industry. Because more than 25% of each Trust is invested in telecommunications companies which are focusing on bandwidth technologies, each Trust is considered to be concentrated in the bandwidth technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  Bandwidth Solutions Portfolio Series
                       Bandwidth Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                        First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                  Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                              First Trust(R)

                    Bandwidth Solutions Portfolio Series
                         Bandwidth Portfolio Series

                               The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 30, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Bandwidth                                                   2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Bandwidth. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in a Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2


                       e-Business Portfolio Series
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                      PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above-average capital appreciation through an investment in common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to those companies transacting business on the Web.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

e-Commerce Industry (Business to Consumer and Business-to-Business). Because more than 25% of each Trust is invested in online retail companies, these Trusts are considered to be concentrated in the online retail industry. The e-Business Portfolio Series includes companies involved with business-to-business online selling, including companies who are marketing goods and services or transacting business online. General risks for these companies include the state of the worldwide economy, intense global competition, and rapid obsolescence of the utilized technologies and their related systems, products and services. While business-to-business e-commerce is evolving rapidly, future demand for individual products and services is impossible to predict.

E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, limited trading histories and fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

Technology Industry. The Trusts are also considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ______________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       e-Business Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                      First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust(R)

                       e-Business Portfolio Series

                             The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Litigation
   Microsoft Corporation                                       1
Concentration
   Electronic Commerce                                         2
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The federal appeals court overturned a June 7, 2000 ruling which called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The appeals court has sent the case back to the lower court to determine penalties. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Electronic Commerce. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. The Trusts consist of common stocks of retailers that market their goods and services on the Internet and technology companies that create the tools to make it possible. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy and consumer spending trends. Recently, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

Retailers who sell their products over the Internet have the potential to access more consumers, but will require the capital to acquire and maintain sophisticated technology. E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, as well as fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

See "Technology" below, for additional information concerning the risks of companies engaged in the technology industry.

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                    e-Infrastructure Portfolio Series
                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated October 31, 2002                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies which provide the infrastructure which helped build the Internet.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in the common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    e-Infrastructure Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                     First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                               First Trust(R)

                       e-Infrastructure Portfolio Series

                                The FT Series

                            Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated October 31, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trust consist of securities of foreign issuers, an investment in the Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trust, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trust.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trust are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trust and on the ability of the Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The court entered into a final judgment on June 7, 2000 in which it called for Microsoft to be broken up into two separate companies, one composed of the company's operating systems and the other containing its applications software business. The court also called for significant operating restrictions to be placed on the company until such time as the separation was completed. Microsoft has stated that it will appeal the rulings against it after the penalty phase and final decree. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                      Fiber Optics Portfolio Series
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of telecommunications companies focusing on the use of fiber optic technology.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Fiber Optics Industry. Because more than 25% of each Trust is invested in communications companies which focus on the use of fiber optic technology, each Trust is considered to be concentrated in the fiber optics industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/fiber optic companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                      Fiber Optics Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                        First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                     Fiber Optics Portfolio Series

                             The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Fiber Optics                                                2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Fiber Optics. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology fiber optic products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The fiber optic industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the fiber optic industry, promoting vigorous economic competition and resulting in the rapid development of new fiber optic technologies. The products and services of fiber optic companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trusts' portfolios are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many fiber optic companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2


                 Genomics & Proteomics Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide monthly income and the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research. Biotechnology companies are continually trying to understand the cause of disease in order to find appropriate treatments or even cures. Two of the more prominent methods used to increase the speed and accuracy of drug discovery and development are genomics and proteomics.

Genomics. Genomics refers to the study of the entire collection of human genes. By deciphering the human genetic code, researchers hope to expose the genes that are responsible for the disease they are targeting. Advances in this area allow researchers to develop starting points to treat the causes of the targeted disease.

Proteomics. Proteomics is the link between genes, proteins and disease. Protein mediators control the gene's actions and are responsible for normal biological functions and disease mechanisms. Many of the top selling drugs either target proteins or are proteins. Development in this area should help to identify how diseases start and how they progress.

A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the biotechnology and pharmaceutical industries may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the biotechnology and pharmaceutical industries as a whole and the performance of each Trust is expected to differ from that of the biotechnology and pharmaceutical industries. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in common stock of biotechnology and pharmaceutical companies, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotechnology and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                    Your maximum
  If you invest                       sales charge
(in thousands):*                           will be:
_________________                   _____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                 Genomics & Proteomics Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                        First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Genomics & Proteomics Portfolio Series

                              The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

Page 1


As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that a Trust's objective will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2


                   Global Technology Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated October 31, 2002                                    PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide monthly income and the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the technology industry may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the technology industry as a whole and the performance of each Trust is expected to differ from that of the technology industry. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stock of technology companies, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                    Your maximum
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   ____________
$50 but less than $100              4.25%
$100 but less than $250             4.00%
$250 but less than $500             3.50%
$500 or more                        2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Global Technology Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                              First Trust(R)

                    Global Technology Portfolio Series

                               The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated October 31, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated October 31, 2002                                    PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies in the semiconductor industry

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                               First Trust(R)

                       Semiconductor Portfolio Series
                      Semiconductor Growth Trust Series

                                The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated October 31, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                  World Wide Wireless Portfolio Series
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated October 31, 2002                                    PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of telecommunications companies which provide products and/or services used in wireless communications.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in the common stocks of communications companies, these Trusts are considered to be concentrated in the communications industry. The market for high technology wireless communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  World Wide Wireless Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                              First Trust(R)

                    World Wide Wireless Portfolio Series

                               The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated October 31, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Communication                                               2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trust consist of securities of foreign issuers, an investment in the Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trust, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trust.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trust are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trust and on the ability of the Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the communications sector in general. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trusts' Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market for their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 447 BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 4, E-BUSINESS PORTFOLIO, SERIES 4, E-INFRASTRUCTURE PORTFOLIO, SERIES 3, FIBER OPTICS PORTFOLIO, SERIES 3, GENOMICS & PROTEOMICS PORTFOLIO, SERIES 3, GLOBAL TECHNOLOGY PORTFOLIO, SERIES 2,
SEMICONDUCTOR  PORTFOLIO,  SERIES  5  AND  WORLD  WIDE   WIRELESS
PORTFOLIO,  SERIES  3,  certifies  that  it  meets  all  of   the
requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on October 31, 2002.

                              FT 447
                              BANDWIDTH SOLUTIONS PORTFOLIO,
                                SERIES 4
                                E-BUSINESS PORTFOLIO, SERIES 4
                                E-INFRASTRUCTURE PORTFOLIO,
                                SERIES 3
                                FIBER OPTICS PORTFOLIO, SERIES 3
                                GENOMICS & PROTEOMICS PORTFOLIO,
                                SERIES 3
                                GLOBAL TECHNOLOGY PORTFOLIO,
                                SERIES 2
                                SEMICONDUCTOR PORTFOLIO, SERIES 5
                                WORLD WIDE WIRELESS PORTFOLIO,
                                SERIES 3
                                    (Registrant)
                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Robert M. Porcellino
                                  Senior Vice President

                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE

David J. Allen             Director           )
                           of The Charger     )
                           Corporation, the   ) October 31, 2002
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )
                                              )
Judith M. Van Kampen       Director           )
                           of The Charger     ) Robert M. Porcellino
                           Corporation, the   ) Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                               S-3

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated October 14, 2002 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
October 29, 2002